Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Receivables

	$ million
	Dec 31, 2018		Dec 31, 2017
	Current	Non-current	Current	Non-current
Trade receivables	27,541	—	30,721	—
Other receivables	8,543	4,823	9,036	5,525
Amounts due from joint ventures and associates	992	1,183	868	1,327
Prepayments and deferred charges	5,355	1,820	3,940	1,623
Total	42,431	7,826	44,565	8,475

Summary of Allowance for Expected Credit Losses Trade Receivables

Allowance for expected credit losses - trade receivables	$ million
	Not overdue	Overdue 1-30 days	Overdue 31-180 days	Overdue more than 180 days	Total
Expected loss rate	0.0014% - 0.0799%	0.0393% - 1.548%	0.1752% - 14.8524%	0.7592% - 28.037%
Gross carrying amount	25,835	892	541	539	27,807
Loss allowance provision	(2)	(2)	(7)	(12)	(23)
Net carrying amount at December 31, 2018	25,833	890	534	527	27,784
Net carrying amount at December 31, 2017	28,719	1,154	480	368	30,721